CONSOLIDATED BALANCE SHEET - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Assets - Non-current
Goodwill	£ 240,818	£ 145,916
Intangible assets	66,216	56,189
Property, plant and equipment	25,940	21,260
Lease right-of-use assets	65,084	50,818
Deferred tax assets	20,156	17,218
Financial assets and other receivables	5,242	2,276
Total	423,456	293,677
Assets - Current
Trade and other receivables	177,866	162,671
Corporation tax receivable	4,042	2,309
Financial assets	56	392
Cash and cash equivalents	164,703	162,806
Total	346,667	328,178
Total assets	770,123	621,855
Liabilities - Current
Lease liabilities	14,573	11,898
Trade and other payables	91,159	98,252
Corporation tax payable	5,940	3,477
Contingent consideration	7,650	4,183
Deferred consideration	1,267	10,604
Total	120,589	128,414
Liabilities - Non-current
Lease liabilities	54,441	43,999
Deferred tax liabilities	14,623	10,826
Deferred consideration	4,837	1,062
Contingent consideration	3,809	4,331
Other liabilities	516	500
Total	78,226	60,718
Equity
Share capital	1,155	1,135
Share premium	14,625	9,152
Merger relief reserve	42,805	30,003
Retained earnings	522,926	398,102
Other reserves	(10,176)	(5,514)
Investment in own shares	(27)	(155)
Total	571,308	432,723
Total liabilities and equity	£ 770,123	£ 621,855